Property and Equipment, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Property and Equipment, Net [Abstract]
Depreciation	$ 701,480	$ 480,560	$ 453,628
Book value amount	$ 3,724,558